Other Provisions - Provision for Silicosis Settlement - Narative (Details) - Provision raised for settlement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other provisions [line items]
Discount rates	6.50%	6.20%	7.60%
Provisions, Nominal Amount	R 993